Fair Value Measurements - Schedule of Plan's Assets at Fair Value by Level Within Fair Value Hierarchy (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	$ 376,680,505	$ 351,751,871
Prosperity Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	38,813,766	40,006,459
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	79,774,967	73,721,521
Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	243,037,548	220,268,306
Money Market Account
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	15,054,224	17,755,585
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	357,482,089	338,463,449
Level 1 | Prosperity Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	38,813,766	40,006,459
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	79,774,967	73,721,521
Level 1 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	223,839,132	206,979,884
Level 1 | Money Market Account
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	15,054,224	17,755,585
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	19,198,416	13,288,422
Level 2 | Prosperity Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	0	0
Level 2 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	19,198,416	13,288,422
Level 2 | Money Market Account
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	0	0
Level 3 | Prosperity Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	0	0
Level 3 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	0	0
Level 3 | Money Market Account
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS, at Fair Value	$ 0	$ 0